Deferred Charges, Net - Schedule of Deferred Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Charges Net
Deferred charges, beginning balance	$ 285	$ 358	$ 836
Additions	588		364
Amortization	(133)	(73)	(236)
Impairment charge			(606)
Deferred charges, ending balance	$ 740	$ 285	$ 358